Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Noncancelable Purchase Obligations
The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of June 30, 2022, and December 31, 2021, the total value of open purchase orders for such manufacturing contractors was approximately $27,563 thousand and $50,591 thousand, respectively.
The Company has noncancelable purchase agreements for certain IP embedded in the Company products as well as certain agreement for the license of development tools used by the development team. As of June 30, 2022, and December 31, 2021, the total value of non-paid amounts related to such agreements totaled $4,557 thousand and $6,563 thousand, respectively.

b.	Legal proceedings
As of June 30, 2022, and to date, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no
action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.